Details of Significant Accounts - Summary of Equity-Settled Share-Based Payment Arrangements (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Monthly increment ratio of percentage of options vested employees are entitled to for next 24 months	2.08%
Later Than One Year But Not Later Than Two Years
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of options vested to which employees are entitled	50.00%
Within Four Year Service
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of options vested to which employees are entitled	100.00%
1 Year
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment arrangements, percentage of share offer	30.00%
Share-based payment arrangements, percentage of share offer	20.00%
2 Years
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment arrangements, percentage of share offer	60.00%
Share-based payment arrangements, percentage of share offer	30.00%
3 Years
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment arrangements, percentage of share offer	100.00%
Share-based payment arrangements, percentage of share offer	50.00%